Other Income and Expenses - Summary of other income and expenses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income:
Gain on sale of long-lived assets	$ 259	$ 274	$ 330
Cancellation of contingencies	745	344	565
Foreign exchange gain related to operating activities	0	0	79
Joint venture sale	0	212	0
Other	498	664	916
Other income	1,502	1,494	1,890
Other expenses:
Provisions for contingencies	938	842	1,305
Loss on the retirement of long-lived assets	199	291	318
Loss on sale of long-lived assets	201	178	288
Loss on the retirement of intangible assets	3	375	0
Impairment	250	2,501	948
Severance payments	233	192	1,062
Donations	258	361	288
Foreign exchange losses related to operating activities	61	69	0
Other	166	296	171
Other expenses	$ 2,309	$ 5,105	$ 4,380